Exhibit 99.1(a)

NPL Extract
Run Date - 2/14/2017 3:31:40 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	First Payment Default	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File	Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney	Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary	Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments
2016-10-01	Delinquent	10/31/2016	Curtailment of Income	30	1	01/07/2017	UTD	UTD	UTD	Yes	N/A	11/30/2016	Ongoing dialogue with borrower	Borrower and agent discussed account status and total amount due. The borrower advised the agent the subject property damaged agent advised to insurance. Agent advised of Loss Mitigation options such as refinance.	No	Fair	Poor - Intervention Required	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Refinance	11/30/2016	No	Retention	No	On 1.6//2017 Hazard Claim check $6263.77	Flood	Not Started	Yes	Storms damage to roof, AC unit and completed estimate not documented	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016. Borrower and agent discussed account status and total amount due. The borrower advised the agent the subject property damaged agent advised to insurance. Agent advised of Loss Mitigation options such as refinance.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood. On 1.6//2017 Hazard Claim check $6263.77 Property repairs have not started. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	10/31/2016	Illness - Family	30	1	11/30/2016	Occupied-UTD	UTD	Good	Yes	N/A	11/30/2016	Ongoing dialogue with borrower	The last contact with the borrower, she gave more than one reason for delinquency: Illness in the family and curtailment of income.	No	Fair	Poor - Intervention Required	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/30/2016	No	Non-Retention	No	Under Review	Informal (Verbal)	12/04/2016	$691.49	12/03/2016	Unable to determine from notes the workout plan end date or the total months.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016. The last contact with the borrower, she gave more than one reason for delinquency: Illness in the family and curtailment of income.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	10/31/2016	UTD	30	1	01/06/2017	Owner Occupied	UTD	Average	Yes	N/A	11/27/2016	Ongoing dialogue with borrower	Borrower called about the payment change. Advised of the correct amount and borrower stated they would change their bill pay.	No	Fair	Fair	UTD	Fair	Weak	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2016. Borrower called about the payment change. Advised of the correct amount and borrower stated they would change their bill pay.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	10/31/2016	UTD	30	1	01/06/2017	Occupied-UTD	Single Family Detached	Average	Yes	N/A	09/01/2016	Ongoing dialogue with borrower	Borrower made payment in the amount of $383.20 via the website. Comments dated on 02/06/2016 default reason was due to unexpected medical expense, expected to last short term.	No	Fair	Fair	UTD	Fair	Weak	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016. Borrower made payment in the amount of $383.20 via the website. Comments dated on 02/06/2016 default reason was due to unexpected medical expense, expected to last short term.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments dated 04/11/2016 investor approves for modification, however no terms or other details on modification were provided. Comments dated 12/01/2016 payment received in the amount of $1200 via website.	Comments dated 04/11/2016 investor approves for modification, however no terms or other details on modification were provided. Comments dated 12/01/2016 payment received in the amount of $1200 via website.
2016-10-01	Bankruptcy	10/31/2016	N/A	Bankruptcy	1	01/11/2017	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	05/18/2015	Ongoing dialogue with borrower	Borrower spoke with the servicer in regards to the status of the account.	No	Fair	Fair	N/A	Fair	Moderate	Foreclosure - REO	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	10/21/2011	Yes	No	No	Missing BPO, as of 09/27/2016 unable to file MFR.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2015. Borrower spoke with the servicer in regards to the status of the account.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on 10/21/2011. The chapter is Chapter 13. The bankruptcy was filed under case number XXXX. The most recent bankruptcy status is active. Missing BPO, as of 09/27/2016 unable to file MFR.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	10/31/2016	Death of Mortgagor	30	1	01/25/2017	UTD	UTD	UTD	Yes	N/A	09/21/2016	Ongoing dialogue with borrower	The last borrower contact was in regards to refinancing the property. The borrower was advised that ocwen was a servicer and did not perform refinances.	No	Fair	Fair	Permanent	Fair	Strong	Modification	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Yes	Other Modification	09/21/2016	No	Retention	Yes	1	Missing Docs	The borrower is in the process of gathering documents.	Yes	Retention.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2016. The last borrower contact was in regards to refinancing the property. The borrower was advised that ocwen was a servicer and did not perform refinances.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however documents are missing to complete the review process. The borrower is in the process of gathering documents.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The disupte was noted as resolved on 09/30/2016. Post review comments reflect evidence of a resolved written credit bureau reporting dispute and active modification efforts.	The disupte was noted as resolved on 09/30/2016. Post review comments reflect evidence of a resolved written credit bureau reporting dispute and active modification efforts.
2016-10-01	Delinquent	10/31/2016	Excessive Obligations	30	1	01/13/2017	Owner Occupied	Single Family Detached	Average	Yes	N/A	09/05/2016	Ongoing dialogue with borrower	The borrower stated had unnecessary expenses which caused the delinquency. The customer was provided the outstanding amount but could not pay it today since already paid via money order. The caller confirmed owner occupancy.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	A HAMP solicitation letter was mailed on 11/16/2016; but no borrower response was cited.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2016. The borrower stated had unnecessary expenses which caused the delinquency. The customer was provided the outstanding amount but could not pay it today since already paid via money order. The caller confirmed owner occupancy.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-03-01	Performing	Performing under Modification	10/31/2016	N/A	0	1	01/25/2017	Occupied-UTD	UTD	UTD	Yes	N/A	04/01/2015	Contact attempts - however unable to contact borrower	The borrower submitted a complete borrower response package to avoid foreclosure.	No	N/A	Moderate	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/01/2015	No	Retention	Yes	1	Completed	Dismissed	Chapter 13	08/18/2015	11/22/2016	Yes	08/29/2016	$0.00	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2015. The borrower submitted a complete borrower response package to avoid foreclosure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on 08/18/2015. The chapter is Chapter 13. The bankruptcy was filed under case number XXXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on 11/22/2016. The proof of claim was filed 08/29/2016.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY:
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan modified 10/21/2016, final reconciliation pending.	Loan modified 10/21/2016, final reconciliation pending.
2016-09-01	Delinquent	10/31/2016	UTD	60	1	11/30/2016	Owner Occupied	UTD	UTD	Yes	N/A	11/01/2016	Ongoing dialogue with borrower	Borrower called, schedule one time payment for 11/01/16 for $2600.64	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	Discharged	Chapter 7	06/11/2009	03/06/2012	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016. Borrower called, schedule one time payment for 11/01/16 for $2600.64
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on 06/11/2009. The chapter is Chapter 7. The bankruptcy was filed under case number XXXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on 03/06/2012 and there is no evidence of reaffirmation.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-12-01	Performing	Regular Payments	10/31/2016	N/A	0	1	10/05/2016	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
																																																																																																																																																																																															ADDITIONAL INFORMATION: Servcing comments reflect unable to offer borrower a HAMP as loan on a related property has received the maximum number of modification permitted under the HAMP. No further evidence of solicitation, review nor terms.	Servcing comments reflect unable to offer borrower a HAMP as loan on a related property has received the maximum number of modification permitted under the HAMP. No further evidence of solicitation, review nor terms.
2016-10-01	Delinquent	11/30/2016	Unemployment	60	1	01/11/2017	Owner Occupied	UTD	Average	Yes	N/A	12/07/2016	Ongoing dialogue with borrower	12/07/2016 Borrower called in payment or $416 for today borrower states can afford payments reason for delinquency loss of income/unemployed rep advised of total amount due $1,777.80.	No	Fair	Fair	UTD	Fair	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016. 12/07/2016 Borrower called in payment or $416 for today borrower states can afford payments reason for delinquency loss of income/unemployed rep advised of total amount due $1,777.80.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
2016-08-01	Loss Mitigation	11/30/2016	UTD	120+	1	01/11/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	11/22/2016	Ongoing dialogue with borrower	The borrower called in to see which documents should be sent back. The servicer advised to send all documents back.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/07/2016	No	Retention	Yes	0	Active Trial Plan	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2016. The borrower called in to see which documents should be sent back. The servicer advised to send all documents back.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	UTD	60	1	12/31/2016	Occupied-UTD	UTD	UTD	Yes	N/A	11/29/2016	Contact attempts - however unable to contact borrower	The servicer spoke to the borrower and advised of total amount due and transferred to loan specialist.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016. The servicer spoke to the borrower and advised of total amount due and transferred to loan specialist.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	Illness - Mortgagor	60	1	01/12/2017	Occupied-UTD	UTD	UTD	Yes	N/A	11/26/2016	Ongoing dialogue with borrower	The borrower was contacted and advised of her account status; the balance outstanding provided to the borrower was $1,1858.94.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/02/2016	No	Retention	Yes	05/02/2016	1	Completed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2016. The borrower was contacted and advised of her account status; the balance outstanding provided to the borrower was $1,1858.94.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is 05/02/2016. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	UTD	60	1	01/11/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	10/22/2016	Contact attempts - however unable to contact borrower	Servicer spoke with borrower on 10/22/2016 and completed a speed pay with the effective date of 10/31/2016.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Denied	Loan was offered a HAMP trial period with the modification request being received on 06/14/2016. Tthe process was denied on 09/07/2016 as no payments were received under the trial.	Yes	HAMP solicitation sent on 11/17/2016. Comment dated 11/01/2016 shows servicer was unable to offer a Home Affordable Modification as the previously offered trial plan did not receive any payments.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2016. Servicer spoke with borrower on 10/22/2016 and completed a speed pay with the effective date of 10/31/2016.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification. The denial reason is unknown. Loan was offered a HAMP trial period with the modification request being received on 06/14/2016. Tthe process was denied on 09/07/2016 as no payments were received under the trial.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	UTD	60	1	01/11/2017	Owner Occupied	UTD	Good	Yes	N/A	12/07/2016	Ongoing dialogue with borrower	12/07/2016 Borrower called in about payment change and rep advised of change to payment. Rep also advised of total amount due of $4,234 and asked borrower if could make payment today.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed - Not Complete	No	UTD	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016. 12/07/2016 Borrower called in about payment change and rep advised of change to payment. Rep also advised of total amount due of $4,234 and asked borrower if could make payment today.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided. Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-07-01	Loss Mitigation	11/30/2016	Curtailment of Income	120+	1	01/12/2017	Occupied-UTD	UTD	Good	Yes	N/A	11/30/2016	Ongoing dialogue with borrower	The last borrower contact was on 11/30/2016 at which time the borrower was advised the trial agreement was received. The borrower stated they would try and make the trial payment later that day.	No	Fair	Poor - Intervention Required	UTD	Fair	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/30/2016	No	Retention	Yes	1	Active Trial Plan	The account was approved on 10/18/2016 for a trial payment plan. The comments indicated the loan was previously modified under the HAMP in 03/2016.	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016. The last borrower contact was on 11/30/2016 at which time the borrower was advised the trial agreement was received. The borrower stated they would try and make the trial payment later that day.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan. The account was approved on 10/18/2016 for a trial payment plan. The comments indicated the loan was previously modified under the HAMP in 03/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower called in on 12/02/2015 to file an insurance claim for a roof leak. Later notes indicated the check was endorsed and issued to the borrower. The commentary on 01/12/2016 stated the insurance claim process was completed.	The borrower called in on 12/02/2015 to file an insurance claim for a roof leak. Later notes indicated the check was endorsed and issued to the borrower. The commentary on 01/12/2016 stated the insurance claim process was completed.
2016-10-01	Delinquent	11/30/2016	UTD	60	1	01/11/2017	Occupied-UTD	UTD	Excellent	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is excellent. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-09-01	Delinquent	11/30/2016	Unemployment	90	1	01/13/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	12/22/2016	Ongoing dialogue with borrower	The borrower was informed the loan is current and the next due payment is January 2017. The borrower was educated on the terms of the modification and was upset at the balloon payment. The borrower stated he would discuss with his wife and disconnected the call.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/22/2016	No	Retention	Yes	12/14/2016	4.710%	04/01/2033	1	Approved	HAMP	Monthly	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2016. The borrower was informed the loan is current and the next due payment is January 2017. The borrower was educated on the terms of the modification and was upset at the balloon payment. The borrower stated he would discuss with his wife and disconnected the call.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-08-01	Delinquent	11/30/2016	Unemployment	120+	1	01/12/2017	Occupied-UTD	UTD	Good	Yes	N/A	12/07/2016	Ongoing dialogue with borrower	Borrower called in as they received a letter that the loan is current. Agent confirmed loan is now current due to modification approval.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/07/2016	No	Retention	Yes	12/05/2016	3.938%	10/01/2033	0	Approved	Fixed	Monthly	$0.00	$0.00	$0.00	$0.00	Reinstatement required - $3,925.80 Mod Next Due Date = 01/01/2017	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016. Borrower called in as they received a letter that the loan is current. Agent confirmed loan is now current due to modification approval.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed. Reinstatement required - $3,925.80
Mod Next Due Date = 01/01/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-09-01	Delinquent	11/30/2016	N/A	60	1	01/09/2017	Owner Occupied	UTD	UTD	Yes	N/A	12/20/2016	Ongoing dialogue with borrower	12/20/2016 Talk to authorized 3rd party states waiting on funds to be sent back and rep advised funds were already applied to account.	No	Fair	Fair	N/A	Fair	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2016. 12/20/2016 Talk to authorized 3rd party states waiting on funds to be sent back and rep advised funds were already applied to account.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
2016-08-01	Delinquent	11/30/2016	N/A	60	1	01/12/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	12/07/2016	Ongoing dialogue with borrower	The authorized third party was advised loan approved for modification and next due date of 01/2017 in the amount of $729.71 and grace period of 15 days every month to make regular payment.	No	Fair	Fair	N/A	Fair	Moderate	Foreclosure - REO	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/07/2016	No	Retention	Yes	1	Discharged	UTD	11/19/2015	UTD	UTD	No	Comments dated 11/19/2015 indicate bankruptcy being discharged, however no further details on the case were provided. The actual date of discharge not provided, using date indicated in comments.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016. The authorized third party was advised loan approved for modification and next due date of 01/2017 in the amount of $729.71 and grace period of 15 days every month to make regular payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on 11/19/2015 and there is no evidence of reaffirmation. Comments dated 11/19/2015 indicate bankruptcy being discharged, however no further details on the case were provided. The actual date of discharge not provided, using date indicated in comments.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	Curtailment of Income	60	1	01/12/2017	Owner Occupied	UTD	Good	Yes	N/A	05/31/2016	Contact attempts - however unable to contact borrower	The borrower authorized a payment in the amount of $1330.00. The reason for delinquency was cited as curtailment of income. The borrower was also set up fpr a loss mitigation appointment.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016. The borrower authorized a payment in the amount of $1330.00. The reason for delinquency was cited as curtailment of income. The borrower was also set up fpr a loss mitigation appointment.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: A 30 day demand letter was sent to the borrower on 11/30/2016.	A 30 day demand letter was sent to the borrower on 11/30/2016.
2016-08-01	Delinquent	11/30/2016	UTD	120+	1	11/30/2016	Owner Occupied	UTD	UTD	Yes	N/A	12/23/2016	Ongoing dialogue with borrower	The authorized third party was advised all three trial payments were received and the modification will be completed in a few days.	No	Poor	Fair	Temporary	Poor	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/23/2016	No	Retention	Yes	12/27/2016	1	Completed	HAMP	The borrower was approved for a HAMP loan modification on 12/27/2016 with a new interest rate of 3.125%.	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2016. The authorized third party was advised all three trial payments were received and the modification will be completed in a few days.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is 12/27/2016. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. The borrower was approved for a HAMP loan modification on 12/27/2016 with a new interest rate of 3.125%.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	N/A	30	1	11/30/2016	Owner Occupied	Single Family Detached	UTD	Yes	N/A	11/29/2016	Ongoing dialogue with borrower	Borrower spoke with the servicer in regards to the status of the account.	No	Fair	Fair	N/A	Fair	Weak	Foreclosure - REO	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016. Borrower spoke with the servicer in regards to the status of the account.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
2016-08-14	Bankruptcy	11/30/2016	UTD	Bankruptcy	1	01/09/2017	Owner Occupied	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Poor	Fair	UTD	Poor	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	04/14/2015	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on 04/14/2015. The chapter is Chapter 13. The bankruptcy was filed under case number XXXX. The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	Payment Adjustments	60	1	01/11/2017	Tenant Occupied	UTD	Good	Yes	N/A	12/08/2016	Ongoing dialogue with borrower	Borrower stated exact reason why they are having a late payment was due to the person occupying their property also have late payments.	No	Poor	Poor - Intervention Required	Permanent	Poor	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016. Borrower stated exact reason why they are having a late payment was due to the person occupying their property also have late payments.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-12-01	Performing	Regular Payments	11/30/2016	N/A	0	1	01/12/2017	Owner Occupied	UTD	Good	Yes	N/A	11/25/2016	Not attempting to contact the borrower	Borrower made payment for $2761.52 on 11/18/2016 via certified funds to reinstate account. Payment was received on 11/21/2016. Borrower wanted to confirm payment information. Representative advised that payment has been accepted and will be applied on the next business day.	No	N/A	Weak	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/27/2016	No	Retention	No	Closed	Chapter 13	11/08/2013	UTD	No	No	Relief granted to XXXX (Prior Servicer) when plan was confirmed (04/02/2014)	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2016. Borrower made payment for $2761.52 on 11/18/2016 via certified funds to reinstate account. Payment was received on 11/21/2016. Borrower wanted to confirm payment information. Representative advised that payment has been accepted and will be applied on the next business day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on 11/08/2013. The chapter is Chapter 13. The bankruptcy was filed under case number XXXX. The most recent bankruptcy status is closed. Relief granted to Ocwen (Prior Servicer) when plan was confirmed (04/02/2014)
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	UTD	60	1	01/13/2017	Owner Occupied	UTD	Average	Yes	N/A	03/15/2016	Contact attempts - however unable to contact borrower	Talked to borrower who set up a speed-pay payment for $1336.51, with a promised date of 3/21/2016.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016. Talked to borrower who set up a speed-pay payment for $1336.51, with a promised date of 3/21/2016.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	UTD	60	1	01/13/2017	Vacant	07/18/2016	Single Family Detached	Average	Yes	N/A	01/11/2017	Ongoing dialogue with borrower	Third Party called in from Title, agent advised no authorization on account and provided fax number for third party to submit authorization from borrower.Third party stated they sent authorization three times: 12/14/2016, 12/20/2016 and again on 12/22/2016. Authorization faxed in and third party called back, requested verbal payoff. Agent ran payoff and sent it via email to Authorized Third Party company noted on account: Title.	No	Fair	Fair	UTD	Fair	Moderate	Sale of Property	No	No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	01/06/2017	Retention	No	Payoff Request and Borrower advised attempting to do a short sale, however no documents received from Realtor. Listing Amount is actually UKNOWN	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2017. Third Party called in from, agent advised no authorization on account and provided fax number for third party to submit authorization from borrower.Third party stated they sent authorization three times: 12/14/2016, 12/20/2016 and again on 12/22/2016. Authorization faxed in and third party called back, requested verbal payoff. Agent ran payoff and sent it via email to Authorized Third Party company noted on account: XXX.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Sale of Property.
ADDITIONAL INFORMATION: N/A
2017-04-01	Performing	Performing under Modification	11/30/2016	N/A	0	1	01/20/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	$400.00	Cramdown order entered per Bankruptcy	Closed	Chapter 13	09/30/2014	09/21/2016	UTD	No	No	Cramdown granted and bankruptcy case dismissed as current 9/21/2016.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on 09/30/2014. The chapter is Chapter 13. The bankruptcy was filed under case number XXXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on 09/21/2016. Cramdown granted and bankruptcy case dismissed as current 9/21/2016.
MODIFICATION: Cramdown order entered per Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2016-09-01	Loss Mitigation	11/30/2016	UTD	90	1	01/12/2017	Owner Occupied	Single Family Detached	UTD	Yes	N/A	11/29/2016	Ongoing dialogue with borrower	Borrower called and advised that mod docs were sent along with the trial payments.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/29/2016	No	Retention	Yes	0	Under Review	Monthly	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016. Borrower called and advised that mod docs were sent along with the trial payments.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	Excessive Obligations	60	1	01/11/2017	Owner Occupied	UTD	Good	Yes	N/A	11/08/2016	Contact attempts - however unable to contact borrower	Borrower made payment for $829.24.	No	Fair	Fair	N/A	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016. Borrower made payment for $829.24.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Demand letter sent on 11/09/2016 and expires 12/16/2016.	Demand letter sent on 11/09/2016 and expires 12/16/2016.
2016-08-07	Delinquent	11/30/2016	UTD	90	1	11/30/2016	Owner Occupied	Single Family Detached	UTD	Yes	N/A	11/26/2016	Ongoing dialogue with borrower	Borrower spoke with the servicer in regards to the status of the account.	No	Fair	Fair	UTD	Fair	Weak	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/26/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2016. Borrower spoke with the servicer in regards to the status of the account.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
2016-09-01	Delinquent	11/30/2016	UTD	90	1	01/12/2017	Occupied-UTD	UTD	Average	Yes	N/A	Contact attempts - however unable to contact borrower	Yes	02/26/2016	Unsuccessful	Yes	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Yes	The HAMP solicitation was mailed on 09/12/2016; but no borrower response was cited as of the review date.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: After the cutoff date, the homeowner promised to send the missing modification documents by 12/30/2016.	After the cutoff date, the homeowner promised to send the missing modification documents by 12/30/2016.
2016-09-01	Delinquent	11/30/2016	UTD	90	1	01/05/2017	Owner Occupied	UTD	UTD	Yes	N/A	11/03/2016	Ongoing dialogue with borrower	The borrower called to make a payment in the amount of $2711.38. There borrower was also advised to submit a written dispute for a payment that was lost when the account was transferred to XXXX.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2016. The borrower called to make a payment in the amount of $2711.38. There borrower was also advised to submit a written dispute for a payment that was lost when the account was transferred to Ocwen.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	UTD	60	1	01/06/2017	Owner Occupied	UTD	UTD	Yes	N/A	11/10/2016	Ongoing dialogue with borrower	11/10/2016 Talk to borrower did payment for $819 for 11/17/2016 and stated trying to catch up on payments wanted to apply for loan resolution borrower also stated will be getting extra money soon.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2016. 11/10/2016 Talk to borrower did payment for $819 for 11/17/2016 and stated trying to catch up on payments wanted to apply for loan resolution borrower also stated will be getting extra money soon.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-04-01	Delinquent	11/30/2016	Excessive Obligations	120+	1	01/13/2017	Occupied-UTD	UTD	Good	Yes	N/A	11/21/2016	Ongoing dialogue with borrower	Borrower requested payment of $907.83 to be reversed effective 10/31/2016 and reapply $907.83 toward 11/01/2016 Forbearance payment.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/21/2016	No	Retention	Yes	2	Completed	First Non-HAMP MOD payment due 12/01/2016. All trial payments made on current Forbearance plan. MOD will book once payment is made.	Current	Formal (Written)	11/01/2016	$907.83	12/01/2016	3	Per notes on 11/16/2016, Borrower has had more than 2 HAMP plans approved on the loan. Borrower is currently making Forbearance payments in an effort to get approved for a Non-HAMP MOD. Borrower made final trial payment, and needs to make first MOD payment on 12/01/2016 for MOD to book.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016. Borrower requested payment of $907.83 to be reversed effective 10/31/2016 and reapply $907.83 toward 11/01/2016 Forbearance payment.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. First Non-HAMP MOD payment due 12/01/2016. All trial payments made on current Forbearance plan. MOD will book once payment is made.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-12-01	Performing	Regular Payments	11/30/2016	N/A	0	1	01/11/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	11/05/2016	Ongoing dialogue with borrower	Borrower called to discuss refinance. Rep went over loan terms and principal balance.	No	N/A	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/05/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2016. Borrower called to discuss refinance. Rep went over loan terms and principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2016-11-01	Performing	Regular Payments	11/30/2016	N/A	0	1	01/12/2017	Owner Occupied	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	UTD	60	1	01/12/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	11/07/2016	Contact attempts - however unable to contact borrower	The borrower called in to inquire why their last statement didn't show the September payment being received. The servicer advised it was sent to the wrong address and the borrower was disputing that information.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016. The borrower called in to inquire why their last statement didn't show the September payment being received. The servicer advised it was sent to the wrong address and the borrower was disputing that information.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-06-22	Delinquent	11/30/2016	UTD	120+	1	01/12/2017	Occupied-UTD	UTD	UTD	Yes	N/A	12/01/2016	Ongoing dialogue with borrower	The executed modification agreement was received by the servicer. The final trial payment was made.	No	Poor	Poor - Intervention Required	Temporary	Poor	Strong	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/01/2016	No	Retention	Yes	12/18/2016	1	Completed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2016. The executed modification agreement was received by the servicer. The final trial payment was made.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is 12/18/2016. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	Excessive Obligations	60	1	01/24/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	11/25/2016	Contact attempts - however unable to contact borrower	Borrower contact established ; borrower inquiring about payments changing and stated can afford the payments but has unnecessary expenses. Payment processed for $1241.70	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	HAMP solicitation letter mailed out 01/10/2017.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2016. Borrower contact established ; borrower inquiring about payments changing and stated can afford the payments but has unnecessary expenses. Payment processed for $1241.70
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Final funds for hazard claim date of loss 6/5/2015 due to sewer back up were sent to the borrower for $1581.93 on 2/3/2015 and final inspection completed 11/12/2015.	Final funds for hazard claim date of loss 6/5/2015 due to sewer back up were sent to the borrower for $1581.93 on 2/3/2015 and final inspection completed 11/12/2015.
2016-10-01	Delinquent	11/30/2016	N/A	30	1	01/12/2017	Owner Occupied	Single Family Detached	UTD	Yes	N/A	10/03/2016	Ongoing dialogue with borrower	Borrower was contacted and asked if they would like to make a payment, Borrower was advised of the balance and disputes the total. Borrower stated the June payment was missed but he made two payments in July and will send in the bank statement to prove it. He states that he has had this conversation before and will not discuss the issue again. If the servicer wants to foreclose, he is happy to meet them in court.	No	Fair	Fair	N/A	Fair	Weak	Foreclosure - REO	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	No response.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016. Borrower was contacted and asked if they would like to make a payment, Borrower was advised of the balance and disputes the total. Borrower stated the June payment was missed but he made two payments in July and will send in the bank statement to prove it. He states that he has had this conversation before and will not discuss the issue again. If the servicer wants to foreclose, he is happy to meet them in court.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
2016-06-01	Delinquent	11/30/2016	Unable to Contact Borrower	120+	1	01/25/2017	Occupied-UTD	UTD	Good	Yes	N/A	11/15/2016	Contact attempts - however unable to contact borrower	A third party gained authorization and requested information about quick collect through. Post review commentary shows the loan being brought current on 12/05/2016.	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2016. A third party gained authorization and requested information about quick collect through. Post review commentary shows the loan being brought current on 12/05/2016.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary shows loan brought current 12/06/2016	Commentary shows loan brought current 12/06/2016
2016-10-01	Delinquent	11/30/2016	N/A	60	1	01/25/2017	Owner Occupied	UTD	Good	Yes	N/A	06/16/2016	Contact attempts - however unable to contact borrower	The borrower promised to make a payment in the amount of $1169.62 on or before 06/23/2016.	No	Fair	Fair	N/A	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016. The borrower promised to make a payment in the amount of $1169.62 on or before 06/23/2016.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2015-10-01	Foreclosure	11/30/2016	Curtailment of Income	Foreclosure	1	01/11/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	11/18/2016	Contact attempts - however unable to contact borrower	The borrower called in to find out total amount due and requested wire information.	No	Fair	Fair	Temporary	Fair	Moderate	Modification	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	No	Complaint Filed	02/23/2016	Judgment	04/29/2015	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2016. The borrower called in to find out total amount due and requested wire information.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 04/29/2015. The foreclosure is active and no evidence of holds, delays, or obstructions. The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-08-01	Delinquent	11/30/2016	UTD	120+	1	01/24/2017	Occupied-UTD	UTD	Good	Yes	N/A	11/03/2016	Ongoing dialogue with borrower	Borrower advised of current balance and reinstatement amount. Borrower provided payment options.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2016. Borrower advised of current balance and reinstatement amount. Borrower provided payment options.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Federally Declared Disaster Loan. Start date was 05/29/2015 and end date 08/27/2015	Federally Declared Disaster Loan. Start date was 05/29/2015 and end date 08/27/2015
2016-10-01	Delinquent	11/30/2016	Marital Difficulties	60	1	01/12/2017	Vacant	11/11/2015	Single Family Detached	UTD	Yes	N/A	11/28/2016	Ongoing dialogue with borrower	The customer wanted to know if there was any amount in suspense. The agent advised of the total amount due of $2,189.39 and a payment for $506.57 was scheduled during the call. However, the customer made no arrangements for the remaining amount due on the account since was at work and did not have time.	No	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/20/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016. The customer wanted to know if there was any amount in suspense. The agent advised of the total amount due of $2,189.39 and a payment for $506.57 was scheduled during the call. However, the customer made no arrangements for the remaining amount due on the account since was at work and did not have time.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	UTD	60	1	01/12/2017	Occupied-UTD	UTD	Average	Yes	N/A	01/09/2016	Ongoing dialogue with borrower	The borrower scheduled a payment for 01/16/2016.	No	Fair	Poor - Intervention Required	Temporary	Poor	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	A HAMP letter was sent on 09/14/2016. A HAMP solicitation phone call was placed most recently on 07/22/2016.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2016. The borrower scheduled a payment for 01/16/2016.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-07-01	Delinquent	11/30/2016	UTD	90	1	01/13/2017	UTD	UTD	UTD	Yes	N/A	11/28/2016	Ongoing dialogue with borrower	Borrower called in regarding the final modification documents he received, he is not happy with the terms due to the balloon payment, advised how the balloon payment is calculated. Borrower stated he would review the document again. Advised if he wants to accept the terms, he must make the 3rd trial payment and return the documents in the mail.	No	Fair	Fair	UTD	Fair	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/28/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016. Borrower called in regarding the final modification documents he received, he is not happy with the terms due to the balloon payment, advised how the balloon payment is calculated. Borrower stated he would review the document again. Advised if he wants to accept the terms, he must make the 3rd trial payment and return the documents in the mail.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
2016-09-01	Bankruptcy	11/30/2016	UTD	Bankruptcy	1	01/13/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	05/06/2013	Yes	10/16/2013	6914.58	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on 05/06/2013. The chapter is Chapter 13. The bankruptcy was filed under case number XXXX. The most recent bankruptcy status is active. The proof of claim was filed 10/16/2013.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-01-01	Delinquent	11/30/2016	Curtailment of Income	120+	1	01/13/2017	Occupied-UTD	UTD	Good	Yes	N/A	11/14/2016	Ongoing dialogue with borrower	Agent spoke with borrower. Agent advised her that the Modification is approved. Borrower stated that she had sent the final modification agreement and she will send the payment by 11/28/2016. Agent advised her that they will try to get the modification completed.	No	Poor	Poor - Intervention Required	UTD	Poor	Strong	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/14/2016	No	Retention	Yes	1	Approved	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2016. Agent spoke with borrower. Agent advised her that the Modification is approved. Borrower stated that she had sent the final modification agreement and she will send the payment by 11/28/2016. Agent advised her that they will try to get the modification completed.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-11-01	Performing	Performing under Modification	11/30/2016	N/A	0	1	01/13/2017	Occupied-UTD	Single Family Detached	Average	Yes	N/A	11/07/2016	Ongoing dialogue with borrower	The borrower was provided with the current outstanding balance of $690.83; but could not make a payment that day due to increased insurance. The caller declined an appointment with the relationship manager.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/07/2016	Yes	Retention	Yes	1	The loan was HAMP modified prior to the review period per notes dated 11/01/2016.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016. The borrower was provided with the current outstanding balance of $690.83; but could not make a payment that day due to increased insurance. The caller declined an appointment with the relationship manager.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan was HAMP modified prior to the review period per notes dated 11/01/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2016-07-01	Delinquent	11/30/2016	N/A	120+	1	01/12/2017	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	11/23/2016	Ongoing dialogue with borrower	Borrower was contacted and they accepted the HAMP offer. Advised of documents to send in, terms and final agreement requirements.	No	Fair	Fair	N/A	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	HAMP Mod	11/23/2016	No	Retention	No	Yes	Borrower accepted the terms.	Noted on 09/26/2016 damage reported occupied, property found to be damaged as per inspection on 09/19/2016; the roof needs to be replaced.	Neglect	Not Started	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2016. Borrower was contacted and they accepted the HAMP offer. Advised of documents to send in, terms and final agreement requirements.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect. Noted on 09/26/2016 damage reported occupied, property found to be damaged as per inspection on 09/19/2016; the roof needs to be replaced. Property repairs have not started. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: FEMA disaster declared 11/02/2016 to 01/31/2017. No evidence of damage.	FEMA disaster declared 11/02/2016 to 01/31/2017. No evidence of damage.
2016-09-01	Delinquent	11/30/2016	N/A	60	1	01/11/2017	Owner Occupied	UTD	UTD	Yes	N/A	11/11/2016	Ongoing dialogue with borrower	The borrower was advised of the second trial payment being received. The borrower was also given instructions on how to complete the final modification documents.	No	Fair	Fair	N/A	Fair	Moderate	Modification	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/11/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2016. The borrower was advised of the second trial payment being received. The borrower was also given instructions on how to complete the final modification documents.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 12/30/2016 stated that the borrower was denied for HAMP because the loan has received the maximum number of modifications permitted under the Home Affordable Modification Program ("HAMP"). The borrower is allowed to receive one HAMP Tier 1 modification for your primary residence. Please note, not all eligibility factors were evaluated.	Commentary dated 12/30/2016 stated that the borrower was denied for HAMP because the loan has received the maximum number of modifications permitted under the Home Affordable Modification Program ("HAMP"). The borrower is allowed to receive one HAMP Tier 1 modification for your primary residence. Please note, not all eligibility factors were evaluated.
2016-07-01	Foreclosure	11/30/2016	Excessive Obligations	Foreclosure	1	01/12/2017	Occupied-UTD	UTD	Good	Yes	N/A	07/06/2016	Contact attempts - however unable to contact borrower	Borrower was advised on 07/06/2016 that Servicer is unable to offer a HAMP modification because the property has received the maximum number of modification permitted. Borrower advised will send in payment for $624.33 on or before 07/15/2016.	No	Fair	Poor - Intervention Required	Temporary	Fair	Strong	Reinstatement	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/06/2016	No	Retention	Yes	1	Completed	Active	No	Referred to Attorney	11/30/2016	First Legal/NOD	11/02/2016	No	No	LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016. Borrower was advised on 07/06/2016 that Servicer is unable to offer a HAMP modification because the property has received the maximum number of modification permitted. Borrower advised will send in payment for $624.33 on or before 07/15/2016.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure on 11/02/2016. The foreclosure is active and no evidence of holds, delays, or obstructions. The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-09-01	Delinquent	11/30/2016	Death of Family Member	90	1	12/29/2016	Owner Occupied	UTD	UTD	Yes	N/A	12/29/2016	Ongoing dialogue with borrower	notes 12/29/2016 - borrower is trying to reinstate the loan. Requested bank wire instructions	No	Fair	Fair	Temporary	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	12/27/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2016. notes 12/29/2016 - borrower is trying to reinstate the loan. Requested bank wire instructions
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2015-03-01	Loss Mitigation	11/30/2016	UTD	120+	1	01/10/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	11/11/2016	Not attempting to contact the borrower	The borrower confirmed that had received the final modification agreement; and the agent advised of what documents to sign and return. Once the agreement and trial payment are received, then the account will be updated with the permanent modification terms. The annual escrow changes were explained; and the caller promised to pay by overnight mail $974.61 by 11/26/2016.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/11/2016	No	Retention	Yes	1	Active Trial Plan	The borrower opted out of a HAMP streamline offer; stating the payments were not affordable per notes dated 09/13/2016. However, the customer accepted a non-HAMP offer on 11/0/2016.	Discharged	Chapter 13	02/23/2011	06/02/2016	Yes	05/18/2011	$7,452.02	No	No	The case was terminated on 08/12/2016.	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2016. The borrower confirmed that had received the final modification agreement; and the agent advised of what documents to sign and return. Once the agreement and trial payment are received, then the account will be updated with the permanent modification terms. The annual escrow changes were explained; and the caller promised to pay by overnight mail $974.61 by 11/26/2016.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on 02/23/2011. The chapter is Chapter 13. The bankruptcy was filed under case number XXXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on 06/02/2016 and there is no evidence of reaffirmation. The proof of claim was filed 05/18/2011. The case was terminated on 08/12/2016.
MODIFICATION: The loan is currently in an active trial to modification plan. The borrower opted out of a HAMP streamline offer; stating the payments were not affordable per notes dated 09/13/2016. However, the customer accepted a non-HAMP offer on 11/0/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
																																																																																																																																																																																															ADDITIONAL INFORMATION: After the cutoff date, the final trial payment was received on 12/05/2016; and the modification was finalized on 12/07/2016 with a next due date of 01/01/2017.	After the cutoff date, the final trial payment was received on 12/05/2016; and the modification was finalized on 12/07/2016 with a next due date of 01/01/2017.
2016-10-01	Delinquent	11/30/2016	UTD	30	1	01/12/2017	Occupied-UTD	UTD	Good	Yes	N/A	11/29/2016	Ongoing dialogue with borrower	Authorized third party called to confirm if the payment posted. Advised that it did.	No	Fair	Fair	UTD	Fair	Weak	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	10/28/2016	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016. Authorized third party called to confirm if the payment posted. Advised that it did.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 7/18/2016 comments reflect borrower applied and was not approved for a modification. Next due for 1/1/2017.	7/18/2016 comments reflect borrower applied and was not approved for a modification. Next due for 1/1/2017.
2016-10-01	Delinquent	11/30/2016	UTD	60	1	01/06/2017	Occupied-UTD	UTD	Average	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Fair	UTD	Fair	Moderate	Reinstatement	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2016-01-01	Loss Mitigation	11/30/2016	Payment Adjustments	120+	1	12/30/2016	Owner Occupied	UTD	UTD	Yes	N/A	11/17/2016	Ongoing dialogue with borrower	Spoke to borrower, they wanted to know when the final modification papers would be sent. Advised that she just made the final trial payment and the documents would be finalized after it posts.	No	Fair	Fair	Resolved	Fair	Moderate	Modification	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/17/2016	No	Non-Retention	No	Current	Informal (Verbal)	10/01/2016	12/01/2016	$1,833.29	12/01/2016	3	Pending final documents for loan modification.	Yes	Pending final approval for modification.	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2016. Spoke to borrower, they wanted to know when the final modification papers would be sent. Advised that she just made the final trial payment and the documents would be finalized after it posts.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	Other	30	1	12/23/2016	Owner Occupied	UTD	UTD	Yes	N/A	11/28/2016	Ongoing dialogue with borrower	Borrower stated he sent cashiers check by priority mail for $1408.28 and wants to know why the payment has not posted. Advised they will research, he is sending in copy of the cashiers check.	No	Good	Good	Resolved	Good	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016. Borrower stated he sent cashiers check by priority mail for $1408.28 and wants to know why the payment has not posted. Advised they will research, he is sending in copy of the cashiers check.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: N/A
2015-04-01	Loss Mitigation	11/30/2016	UTD	120+	1	12/30/2016	UTD	UTD	UTD	Yes	N/A	11/30/2016	Ongoing dialogue with borrower	Spoke to borrower, she called to make a payment and confirm she has made all trial payments. And confirm the modification approval. Borrower will get the authorization from her bankruptcy attorney, stated he has been on vacation and is retiring soon.	No	Fair	Fair	UTD	Fair	Moderate	Modification	No	No	No	Yes	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/30/2016	No	Retention	No	Yes	Borrower mailed final documents 11/09/2016.	Closed	UTD	UTD	No	No	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016. Spoke to borrower, she called to make a payment and confirm she has made all trial payments. And confirm the modification approval. Borrower will get the authorization from her bankruptcy attorney, stated he has been on vacation and is retiring soon.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: N/A
2017-03-01	Performing	Performing under Modification	11/30/2016	N/A	0	1	01/19/2017	Owner Occupied	UTD	UTD	Yes	N/A	11/18/2016	Not attempting to contact the borrower	The borrower was contacted and advised that the HAMP affidavit was received and accepted. The borrower was advised to continue making payments and was provided contact information. An appointment was booked for follow up.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/18/2016	No	Retention	Yes	11/22/2016	3.000%	06/01/2033	1	Completed	Streamline Step/Fixed HAMP	Monthly	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2016. The borrower was contacted and advised that the HAMP affidavit was received and accepted. The borrower was advised to continue making payments and was provided contact information. An appointment was booked for follow up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is 11/22/2016. The modified principal balance is unavailable. The modification interest rate is 3%. The maturity date of the loan was extended to 06/01/2033.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2016-12-01	Performing	Performing under Modification	11/30/2016	N/A	0	1	01/12/2017	Owner Occupied	UTD	UTD	Yes	N/A	11/25/2016	Not attempting to contact the borrower	Borrower called in; wants to change the property address; lender advised to send proof from the county;	No	N/A	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/25/2016	No	Retention	Yes	11/04/2016	3.000%	04/01/2032	2	Completed	Step/Fixed	$32,782.70	Monthly	$0.00	$0.00	$0.00	N/A	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2016. Borrower called in; wants to change the property address; lender advised to send proof from the county;
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified. The modification date is 11/04/2016. The modified principal balance is $32,782.70. The modification interest rate is 3%. The maturity date of the loan was extended to 04/01/2032. N/A
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2016-11-01	Bankruptcy	11/30/2016	N/A	Bankruptcy	1	12/28/2016	Occupied-UTD	Single Family Detached	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Good	Good	N/A	Good	Weak	Reinstatement	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Performing Under Plan	Chapter 13	02/09/2012	Yes	03/23/2012	$27,740.35	No	No	The case was initially dismissed on 01/13/2016 for failure to make plan payments. However, an agreed order granting the debtor's expedited motion to set aside order dismissing the bankruptcy was entered on 02/02/2016.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on 02/09/2012. The chapter is Chapter 13. The bankruptcy was filed under case number XXXX. The most recent bankruptcy status is performing under plan. The proof of claim was filed 03/23/2012. The case was initially dismissed on 01/13/2016 for failure to make plan payments. However, an agreed order granting the debtor's expedited motion to set aside order dismissing the bankruptcy was entered on 02/02/2016.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
2017-01-01	Performing	Performing under Modification	11/30/2016	N/A	0	1	01/14/2017	Owner Occupied	Single Family Detached	Good	Yes	N/A	12/01/2016	Ongoing dialogue with borrower	The servicer informed the borrower on 12/01/2016 that new loan modification documents will be mailed in a few months.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Denied	the borrower had received the maximum number of modifications under the Home Affordable Modification Program	The loan has been modified several times in the past. No additional information available.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2016. The servicer informed the borrower on 12/01/2016 that new loan modification documents will be mailed in a few months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification. The denial reason is stated as the borrower had received the maximum number of modifications under the Home Affordable Modification Program. The loan has been modified several times in the past. No additional information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2016-10-01	Delinquent	11/30/2016	UTD	30	1	12/30/2016	UTD	UTD	UTD	Yes	N/A	11/30/2016	Ongoing dialogue with borrower	Borrower called to check on the depreciation check after the repairs were complete. Advised borrower check for $11,637.44 was released from the final hold back.	No	Good	Good	UTD	Good	Moderate	Foreclosure - REO	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016. Borrower called to check on the depreciation check after the repairs were complete. Advised borrower check for $11,637.44 was released from the final hold back.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Final funds disbursed 11/30/2016 for damage to home. 100% repairs are complete.	Final funds disbursed 11/30/2016 for damage to home. 100% repairs are complete.
2016-12-01	Performing	Regular Payments	11/30/2016	N/A	0	1	01/24/2017	Occupied-UTD	UTD	Average	Yes	N/A	10/31/2016	Contact attempts - however unable to contact borrower	Borrower contacted and advised of outstanding balance of $6,925.00. Borrower scheduled a payment in the amount of $3,755.29.	No	N/A	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016. Borrower contacted and advised of outstanding balance of $6,925.00. Borrower scheduled a payment in the amount of $3,755.29.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-01-01	Performing	Regular Payments	12/31/2016	N/A	0	1	01/04/2017	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-02-01	Performing	Regular Payments	12/31/2016	N/A	0	1	01/06/2017	UTD	UTD	UTD	Yes	N/A	08/24/2016	Ongoing dialogue with borrower	Borrower states he has not received billing statement. Agent reviewed the notes and confirmed the borrowers mailing address. Advised that they will send out a new statement and that the borrower can send a check directly to the servicer with out the billing statement as long as they put the account number on the check. Advised borrower about the grace period and $5.00 for a transaction history fee. Borrower advised that the files still has the bankruptcy attorney authorized on the loan and to contact them for more information.	No	N/A	Weak	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	UTD	UTD	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2016. Borrower states he has not received billing statement. Agent reviewed the notes and confirmed the borrowers mailing address. Advised that they will send out a new statement and that the borrower can send a check directly to the servicer with out the billing statement as long as they put the account number on the check. Advised borrower about the grace period and $5.00 for a transaction history fee. Borrower advised that the files still has the bankruptcy attorney authorized on the loan and to contact them for more information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-02-01	Performing	Regular Payments	12/31/2016	N/A	0	1	01/02/2017	Owner Occupied	UTD	UTD	Yes	N/A	07/01/2016	Ongoing dialogue with borrower	Borrower called, stated that they had previously had a bankruptcy, they were calling to advise of home damage due to natural disaster. Check was sent in for endorsement for $2650.99. Hail damage. Claim is complete.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2016. Borrower called, stated that they had previously had a bankruptcy, they were calling to advise of home damage due to natural disaster. Check was sent in for endorsement for $2650.99. Hail damage. Claim is complete.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-01-01	Performing	Regular Payments	12/31/2016	N/A	0	1	01/06/2017	UTD	UTD	UTD	Yes	N/A	12/14/2016	Ongoing dialogue with borrower	Borrower called in to make a payment. Advised of total amount due and balance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2016. Borrower called in to make a payment. Advised of total amount due and balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-01-01	Performing	Regular Payments	12/31/2016	N/A	0	1	01/10/2017	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-01-01	Performing	Performing under Modification	12/31/2016	N/A	0	1	02/12/2016	UTD	UTD	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	0	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-01-01	Performing	Regular Payments	12/31/2016	N/A	0	1	01/11/2017	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-02-01	Performing	Regular Payments	12/31/2016	N/A	0	1	01/11/2017	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-01-01	Performing	Regular Payments	12/31/2016	N/A	0	1	01/06/2017	UTD	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-01-01	Performing	Regular Payments	12/31/2016	N/A	0	1	01/06/2017	UTD	UTD	UTD	Yes	N/A	10/16/2016	Ongoing dialogue with borrower	Borrower called in and made a payment. Borrower provided total amount due.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2016. Borrower called in and made a payment. Borrower provided total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-01-01	Performing	Performing under Modification	12/31/2016	N/A	0	1	01/06/2017	Occupied-UTD	Single Family Detached	Good	Yes	N/A	12/12/2016	Ongoing dialogue with borrower	Borrower called and made a phone payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/30/2016	No	Retention	Yes	0	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2016. Borrower called and made a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A
2017-02-01	Performing	Regular Payments	12/31/2016	N/A	0	1	11/04/2016	UTD	UTD	UTD	Incomplete	11/05/2016	12/31/2016	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
EXIT STRATEGY:
ADDITIONAL INFORMATION: N/A